FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of information about terms and conditions of hedging instruments and market risk
As at December 31, 2019, we had the following hedge positions outstanding:

	2020	2021
Notional amount (in thousands of Canadian dollars)	54,000	—
Portion of forecast exposure hedged	39.1%	—%
Floor level (Canadian dollars per $1 U.S. dollar)	1.2757	—
Cap level (Canadian dollars per $1 U.S. dollar)	1.3683	—
Our instruments are based on the Ultra Low Sulphur Gulf Coast Diesel Index for diesel consumed at the Marigold mine. As at December 31, 2019, we have hedged the following future anticipated usage at the Marigold mine:

	2020	2021
Gallons hedged (in thousands)	4,200	600
Portion of forecast diesel hedged	41.2%	5.9%
Floor price ($/gallon)	1.72	1.50
Cap price ($/gallon)	2.22	2.19

Disclosure of nature and extent of risks arising from financial instruments
The following are the most significant areas of exposure to currency risk, shown in thousands of U.S. dollars:

	December 31, 2019
	Canadian dollar	Argentine peso
Cash	$4,786	$146
Value added tax receivable	148	19,023
Other financial assets	—	1,250
Trade and other payables (excluding income taxes)	(26,695)	(13,411)
Reclamation and closure cost provision	(6,239)	—
Moratorium	—	(9,120)
Total	$(28,000)	$(2,112)

	December 31, 2018
	Canadian dollar	Argentine peso
Cash	$7,982	$1,604
Value added tax receivable	145	17,039
Other financial assets	—	1,098
Trade and other payables (excluding income taxes)	(22,974)	(9,908)
Reclamation and closure cost provision	(5,752)	—
Moratorium	—	(19,057)
Total	$(20,599)	$(9,224)

Disclosure of sensitivity analysis for types of market risk	The respective changes in each currency would have resulted in the following impact to our total comprehensive income:

Years ended December 31	2019	2018
Canadian dollar	$2,044	$1,504
Argentine peso	370	1,614

Disclosure of credit risk exposure
Our maximum exposure to credit risk as at December 31, 2019 and December 31, 2018 was as follows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	$503,647	$419,212
Value added tax receivable	21,416	18,802
Trade receivables and other assets	54,164	11,287
Other financial assets	17,964	28,883
	$597,191	$478,184

Disclosure of liquidity risk
We enter into contracts that give rise to commitments in the normal course of business for future minimum payments. The following table summarizes the remaining contractual maturities of our financial liabilities, operating and capital commitments, shown in contractual undiscounted cash flows:

	Payments due by period (as at December 31, 2019)
	Less than one year	1 - 3 years	4-5 years	After 5 years	Total
Accounts payable and accrued liabilities	$92,018	$—	$—	$—	$92,018
Moratorium liability	3,537	5,583	—	—	9,120
Convertible notes (principal portion) (note 14)	115,000	—	—	230,000	345,000
Interest payments on convertible notes (note 14)	7,403	11,500	11,500	8,625	39,028
Reclamation and closure costs	9,556	5,694	—	115,438	130,688
Operating expenditure commitments	6,539	1,137	980	2,440	11,096
Capital expenditure commitments	13,311	—	—	—	13,311
Total contractual obligations	$247,364	$23,914	$12,480	$356,503	$640,261